Disposition of a Subsidiary - Summary of Disposition of Subsidiary (Detail) CAD in Millions, $ in Millions			12 Months Ended
	May 05, 2017 CAD	May 05, 2017 USD ($)	Dec. 31, 2017 CAD
Disclosure of disposal of subsidiaries [line items]
Cumulative exchange loss on translating foreign operations reclassified from equity			CAD (13.8)
Gain on disposition of a subsidiary			54.6
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries [line items]
Gross proceeds	CAD 369.1	$ 270.0	369.1
Working capital adjustments			(15.3)
Transaction costs			(16.9)
Net proceeds from sale	CAD 336.9		336.9
Net assets disposed			(268.5)
Cumulative exchange loss on translating foreign operations reclassified from equity			(13.8)
Gain on disposition of a subsidiary			CAD 54.6